UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          May 26, 2006 to June 26, 2006


Commission File Number of issuing entity:  333-113543-33


                     IXIS Real Estate Capital Trust 2006-HE2
  -----------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           56-2596084, 56-2596086, 56-2596088, 56-2596090, 56-2596092
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
A1              [   ]           [   ]           [ x ]
A2              [   ]           [   ]           [ x ]
A3              [   ]           [   ]           [ x ]
A4              [   ]           [   ]           [ x ]
M1              [   ]           [   ]           [ x ]
M2              [   ]           [   ]           [ x ]
M3              [   ]           [   ]           [ x ]
M4              [   ]           [   ]           [ x ]
M5              [   ]           [   ]           [ x ]
M6              [   ]           [   ]           [ x ]
B1              [   ]           [   ]           [ x ]
B2              [   ]           [   ]           [ x ]
B3              [   ]           [   ]           [ x ]
B4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 26, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass-Through Certificates, Series 2006-HE2. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on June 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   July 10, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE2, Mortgage Pass-Through Certificates Series 2006-HE2 relating to the June 26, 2006 distribution.


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE2
                                  June 26, 2006


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                          ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com


                              IXIS Real Estate Capital Trust 2006-HE2
                                      STATEMENT TO CERTIFICATEHOLDERS
                                              June 26, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                                          DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
A1        401,770,000.00  401,770,000.00   12,497,983.84       1,836,088.90   14,334,072.74    0.00          0.00  389,272,016.16
A2        124,280,000.00  124,280,000.00            0.00         574,587.87      574,587.87    0.00          0.00  124,280,000.00
A3        168,720,000.00  168,720,000.00            0.00         786,047.73      786,047.73    0.00          0.00  168,720,000.00
A4        108,225,000.00  108,225,000.00            0.00         513,828.25      513,828.25    0.00          0.00  108,225,000.00
M1         34,500,000.00   34,500,000.00            0.00         164,718.33      164,718.33    0.00          0.00   34,500,000.00
M2         32,000,000.00   32,000,000.00            0.00         153,635.56      153,635.56    0.00          0.00   32,000,000.00
M3         18,500,000.00   18,500,000.00            0.00          88,985.00       88,985.00    0.00          0.00   18,500,000.00
M4         16,500,000.00   16,500,000.00            0.00          80,391.67       80,391.67    0.00          0.00   16,500,000.00
M5         16,000,000.00   16,000,000.00            0.00          78,524.44       78,524.44    0.00          0.00   16,000,000.00
M6         15,000,000.00   15,000,000.00            0.00          74,550.00       74,550.00    0.00          0.00   15,000,000.00
B1         14,000,000.00   14,000,000.00            0.00          75,677.78       75,677.78    0.00          0.00   14,000,000.00
B2         11,500,000.00   11,500,000.00            0.00          63,186.11       63,186.11    0.00          0.00   11,500,000.00
B3         10,000,000.00   10,000,000.00            0.00          71,166.67       71,166.67    0.00          0.00   10,000,000.00
B4         10,000,000.00   10,000,000.00            0.00          77,166.67       77,166.67    0.00          0.00   10,000,000.00
P                 100.00          100.00            0.00         192,953.88      192,953.88    0.00          0.00          100.00
R                   0.00            0.00            0.00               0.00            0.00    0.00          0.00            0.00
TOTALS    980,995,100.00  980,995,100.00   12,497,983.84       4,831,508.86   17,329,492.70    0.00          0.00  968,497,116.16
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED     DEFERRED    NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
X          19,004,900.00   19,004,900.00            0.00         732,267.85      732,267.85    0.00          0.00   19,004,900.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                           FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                            ENDING                 PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST              TOTAL     PRINCIPAL      CLASS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1      46602WAA2        1,000.00000000     31.10730975         4.57000000     35.67730975    968.89269025       A1     5.141250%
A2      46602WAB0        1,000.00000000      0.00000000         4.62333336      4.62333336  1,000.00000000       A2     5.201250%
A3      46602WAC8        1,000.00000000      0.00000000         4.65888887      4.65888887  1,000.00000000       A3     5.241250%
A4      46602WAD6        1,000.00000000      0.00000000         4.74777778      4.74777778  1,000.00000000       A4     5.341250%
M1      46602WAE4        1,000.00000000      0.00000000         4.77444435      4.77444435  1,000.00000000       M1     5.371250%
M2      46602WAF1        1,000.00000000      0.00000000         4.80111125      4.80111125  1,000.00000000       M2     5.401250%
M3      46602WAG9        1,000.00000000      0.00000000         4.81000000      4.81000000  1,000.00000000       M3     5.411250%
M4      46602WAH7        1,000.00000000      0.00000000         4.87222242      4.87222242  1,000.00000000       M4     5.481250%
M5      46602WAJ3        1,000.00000000      0.00000000         4.90777750      4.90777750  1,000.00000000       M5     5.521250%
M6      46602WAK0        1,000.00000000      0.00000000         4.97000000      4.97000000  1,000.00000000       M6     5.591250%
B1      46602WAL8        1,000.00000000      0.00000000         5.40555571      5.40555571  1,000.00000000       B1     6.081250%
B2      46602WAM6        1,000.00000000      0.00000000         5.49444435      5.49444435  1,000.00000000       B2     6.181250%
B3      46602WAN4        1,000.00000000      0.00000000         7.11666700      7.11666700  1,000.00000000       B3     7.242046%
B4      46602WAP9        1,000.00000000      0.00000000         7.71666700      7.71666700  1,000.00000000       B4     7.242046%
P       N/A              1,000.00000000      0.00000000           ********         *******  1,000.00000000       P      0.000000%
TOTALS                   1,000.00000000     12.74010832         4.92511008     17.66521841    987.25989168
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                            BEGINNING                                                                  ENDING           PASS-THRU
CLASS        CUSIP           NOTIONAL        PRINCIPAL           INTEREST              TOTAL           NOTIONAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
X       N/A              1,000.00000000      0.00000000        38.53047635     38.53047635   1,000.0000000
-----------------------------------------------------------------------------------------------------------------------------------

Subordinated Amount Reporting:
Sec. 4.03 Subordinated Amount                                      19,000,000.00
Sec. 4.03 Specified Subordinated Amount                            19,000,000.00
Sec. 4.03 Subordinated Deficiency Amount                                    0.00
Sec. 4.03 OvercollateralizationRelease Amount                           4,899.91
Sec. 4.03 Monthly Excess Interest                                     692,824.28
Sec. 4.03 Monthly Excess Cash Flow Amount                             697,724.19
Sec. 4.03 Extra Principal Distribution Amount                               0.00

Expense Fees Detail:
Sec. 4.03 Securities Administrator Fee                                  2,406.68
Sec. 4.03 Custodial Fee                                                 1,031.44
Sec. 4.03 Servicing Fee                                               343,812.08

Advance Summary Detail:
Sec. 4.03 Current PI Advances                                               0.00
Sec. 4.03 Outstanding PI Advances                                           0.00

Collateral Summary Detail:
Sec. 4.03 Beginning Collateral Balance                            825,149,026.79
Sec. 4.03 Ending Collateral Balance                               812,646,143.04
Sec. 4.03 Pre-Funded Amount Remaining                             174,850,973.12
Sec. 4.03 Beginning Number of Loans                                     3,994.00
Sec. 4.03 Ending Number of Loans                                        3,938.00
Sec. 4.03 Weighted Average Gross Mortgage Rate                          6.790852
Sec. 4.03 Weighted Average Net Mortgage Rate                             7.72485
Sec. 4.03 Weighted Average Term to Maturity                               351.00

Sec. 4.03 Loans Delinquent
                                      Group Totals
                Period       Number       Principal  Balance        Percentage
                31-60 days     25             4,976,965.59               0.61 %
                61-90 days     10             2,180,725.05               0.27 %
                91+days         1               165,572.89               0.02 %
                Total          36             7,323,263.53                0.9 %

   Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03 Outstanding Balance of Sixty Plus Day Delinquent                   2,346,297.94

Sec. 4.03 Loans in Foreclosure
          Number of Loans in Foreclosure 0 to 30 Days Delinquent                     0.00
          Balance of Loans in Foreclosure 0 to 30 Days Delinquent                    0.00
          Number of Loans in Foreclosure 31 to 60 Days Delinquent                    0.00
          Balance of Loans in Foreclosure 31 to 60 Days Delinquent                   0.00
          Number of Loans in Foreclosure 61 to 90 Days Delinquent                    0.00
          Balance of Loans in Foreclosure 61 to 90 Days Delinquent                   0.00
          Number of Loans in Foreclosure 91+ Days Delinquent                         0.00
          Balance of Loans in Foreclosure 91+ Days Delinquent                        0.00

                                        Group 1
                Number      Principal Balance      Percentage
                                                         %
Sec. 4.03 Loans in Bankruptcy
         Number of Loans in Bankruptcy 0 to 30 Days Delinquent                      0.00
         Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                     0.00
         Number of Loans in Bankruptcy 31 to 60 Days Delinquent                     0.00
         Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                    0.00
         Number of Loans in Bankruptcy 61 to 90 Days Delinquent                     0.00
         Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                    0.00
         Number of Loans in Bankruptcy 91+ Days Delinquent                          0.00
         Balance of Loans in Bankruptcy 91+ Days Delinquent                         0.00

                                Group 1
        Number      Principal Balance      Percentage
                                                 %

Sec. 4.03 Loans in REO
                                Group 1
        Number      Principal Balance      Percentage
                                                 %

Sec. 4.03 REO Book Value

Collections Summary:
    Principal Funds:
         Scheduled Principal Payments                                       309,876.26
         Principal Prepayments                                           12,042,448.62
         Curtailments                                                       149,439.36
         Curtailment Interest Adjustments                                     1,119.51
         Repurchase Principal                                                     0.00
         Substitution Amounts                                                     0.00
         Net Liquidation Proceeds (Total)                                         0.00
         Other Principal Adjustments (Total)                                      0.00

   Interest Funds:
         Gross Interest                                                   5,659,043.61
         Servicing Fees                                                     343,812.08
         Securities Administrator                                             2,406.68
         Custodial Fee                                                        1,031.44

   Prepayment Penalties:
        Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                25
        Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected     5,626,590.10
        Amount of Prepayment Penalties Collected                                                 192,953.88

                                Group 1
        Number      Principal Balance      Percentage
                                                 %

   Prepayment Rate Calculations
   Constant Prepayment Rate (CPR)
        One Month CPR                                                   16.365292%
        Three Month Average CPR                                         16.365292%

   Loss Detail:

   Loss Reporting:
   Number of Loans Liquidated                                      0.00
   Current Realized Losses Incurred                                0.00
   Net Liquidation Proceeds                                        0.00
   Loss Severity                                                   0.00%

   Total Loss Reporting:
   Cumulative Number of Loans Liquidated                           0.00
   Cumulative Realized Losses Incurred                             0.00
   Cumulative Net Liquidation Proceeds                             0.00
   Cumulative Loss Severity                                        0.00%

   Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

   Default Rates
   MDR (Monthly Default Rate)
   Current MDR                                                     0.00 %
   3 Month Average MDR                                             0.00 %
   12 Month Average MDR                                            0.00 %
   Cummulative MDR                                                 0.00 %
   Average MDR Since Cut-Off                                       0.00 %

   CDR (Conditional Default Rate)
   Current Conditional Default Rate                                0.00 %
   3 Month Average CDR                                             0.00 %
   12 Month Average CDR                                            0.00 %
   Cummulative CDR                                                 0.00 %
   Average CDR Since Cut-Off                                       0.00 %

Sec. 4.03 Unpaid And Applied Realized Loss Amounts
          Class M1 Unpaid Realized Loss Amount                            0.00
          Class M1 Applied Realized Loss Amount                           0.00
          Class M2 Unpaid Realized Loss Amount                            0.00
          Class M2 Applied Realized Loss Amount                           0.00
          Class M3 Unpaid Realized Loss Amount                            0.00
          Class M3 Applied Realized Loss Amount                           0.00
          Class M4 Unpaid Realized Loss Amount                            0.00
          Class M4 Applied Realized Loss Amount                           0.00
          Class M5 Unpaid Realized Loss Amount                            0.00
          Class M5 Applied Realized Loss Amount                           0.00
          Class M6 Unpaid Realized Loss Amount                            0.00
          Class M6 Applied Realized Loss Amount                           0.00
          Class B1 Unpaid Realized Loss Amount                            0.00
          Class B1 Applied Realized Loss Amount                           0.00
          Class B2 Unpaid Realized Loss Amount                            0.00
          Class B2 Applied Realized Loss Amount                           0.00
          Class B3 Unpaid Realized Loss Amount                            0.00
          Class B3 Applied Realized Loss Amount                           0.00
          Class B4 Unpaid Realized Loss Amount                            0.00
          Class B4 Applied Realized Loss Amount                           0.00

Sec. 4.03 Unpaid Interest
          Class A1 Unpaid Interest Shortfall                              0.00
          Class A2 Unpaid Interest Shortfall                              0.00
          Class A3 Unpaid Interest Shortfall                              0.00
          Class A4 Unpaid Interest Shortfall                              0.00
          Class M1 Unpaid Interest Shortfall                              0.00
          Class M2 Unpaid Interest Shortfall                              0.00
          Class M3 Unpaid Interest Shortfall                              0.00
          Class M4 Unpaid Interest Shortfall                              0.00
          Class M5 Unpaid Interest Shortfall                              0.00
          Class M6 Unpaid Interest Shortfall                              0.00
          Class B1 Unpaid Interest Shortfall                              0.00
          Class B2 Unpaid Interest Shortfall                              0.00
          Class B3 Unpaid Interest Shortfall                              0.00
          Class B4 Unpaid Interest Shortfall                              0.00
          Class X Unpaid Interest Shortfall                               0.00

Sec. 4.03 Current Period Relief Act/ Prepayment Interest Shortfalls        0.00
          Class A1 Interest Reduction                                      0.00
          Class A2 Interest Reduction                                      0.00
          Class A3 Interest Reduction                                      0.00
          Class A4 Interest Reduction                                      0.00
          Class M1 Interest Reduction                                      0.00
          Class M2 Interest Reduction                                      0.00
          Class M3 Interest Reduction                                      0.00
          Class M4 Interest Reduction                                      0.00
          Class M5 Interest Reduction                                      0.00
          Class B1 Interest Reduction                                      0.00
          Class M6 Interest Reduction                                      0.00
          Class B3 Interest Reduction                                      0.00
          Class B4 Interest Reduction                                      0.00
          Class X Interest Reduction                                       0.00

Trigger Event                                                               NO
TEST I - Trigger Event Occurrence                                           NO
(Is 3 Month Rolling Delinquency Percentage > 39.70% (or 49.23% if A Bonds are paid off)
   of Senior Enhancement Percentage ?)
Delinquency Percentage                                                0.28872 %
39.70% of of Senior Enhancement Percentage                            1.54079 %
OR
TEST II - Trigger Event Occurrence                                          NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                     0.00 %
Required Cumulative Loss %                                               0.00 %

Sec. 4.03 Available Funds
          Available Funds                                         18,007,631.04
          Interest Remittance Amount                               5,504,747.29
          Principal Remittance Amount                             12,502,883.75

Class X Distributable Amount                                         732,267.85

Subsequent Recoveries                                                      0.00

Basis Risk Shortfalls
        Class A1 Aggregate Basis Risk Shortfall                             0.00
        Class A2 Aggregate Basis Risk Shortfall                             0.00
        Class A3 Aggregate Basis Risk Shortfall                             0.00
        Class A4 Aggregate Basis Risk Shortfall                             0.00
        Class M1 Aggregate Basis Risk Shortfall                             0.00
        Class M2 Aggregate Basis Risk Shortfall                             0.00
        Class M3 Aggregate Basis Risk Shortfall                             0.00
        Class M4 Aggregate Basis Risk Shortfall                             0.00
        Class M5 Aggregate Basis Risk Shortfall                             0.00
        Class M6 Aggregate Basis Risk Shortfall                             0.00
        Class B1 Aggregate Basis Risk Shortfall                             0.00
        Class B2 Aggregate Basis Risk Shortfall                             0.00
        Class B3 Aggregate Basis Risk Shortfall                         6,792.92
        Class B4 Aggregate Basis Risk Shortfall                        12,792.92

Basis Risk Shortfalls Repaid this Period
        Class A1 Basis Risk Shortfalls Repaid this Period                   0.00
        Class A2 Basis Risk Shortfalls Repaid this Period                   0.00
        Class A3 Basis Risk Shortfalls Repaid this Period                   0.00
        Class A4 Basis Risk Shortfalls Repaid this Period                   0.00
        Class M1 Basis Risk Shortfalls Repaid this Period                   0.00
        Class M2 Basis Risk Shortfalls Repaid this Period                   0.00
        Class M3 Basis Risk Shortfalls Repaid this Period                   0.00
        Class M4 Basis Risk Shortfalls Repaid this Period                   0.00
        Class M5 Basis Risk Shortfalls Repaid this Period                   0.00
        Class M6 Basis Risk Shortfalls Repaid this Period                   0.00
        Class B1 Basis Risk Shortfalls Repaid this Period                   0.00
        Class B2 Basis Risk Shortfalls Repaid this Period                   0.00
        Class B3 Basis Risk Shortfalls Repaid this Period               6,792.92
        Class B4 Basis Risk Shortfalls Repaid this Period              12,792.92

Excess Reserve Fund Account                                                 0.00

Swap Account:
        Net Swap Payment Due                                               0.00
        Net Swap Payment Paid                                              0.00
        Net Swap Receipt Due                                          54,129.50
        Beginning Balance                                                  0.00
        Additions to the Swap Account                                 54,129.50
        Withdrawals from the Swap Account                             54,129.50
        Ending Balance                                                     0.00

Material Breaches of Mortgage Loan representations and warranties of which the
 Securities Administrator has knowledge or has received written notice:      N/A
Material Breaches of any covenants under this Agreement of which the
 Securities Administrator has knowledge or has received written notice:      N/A

Capitalized Interest Account:
        Beginning Balance                                       100.00
        Withdrawals from the Cap Account                          0.00
        Ending Balance                                          100.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.

